History and Organization of The Company	12 Months Ended
Dec. 31, 2013
Notes
History and Organization of The Company

Note 1 - History and organization of the company

The Company was organized May 9, 2011 (Date of Inception) under the laws of the State of Nevada, as Soundstorm Digital, Inc.  The Company is authorized to issue up to 75,000,000 shares of its $0.0001 par value common stock.

The business of the Company is to operate a digital music portal on the internet.  The Company has limited operations and in accordance with FASB ASC 915-10, “Development Stage Entities”, the Company is considered a development stage company.